Note 14 - Share Capital - Issued and Outstanding Shares (Details) - CAD ($)			12 Months Ended
	Dec. 18, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2024
Statement Line Items [Line Items]
Balance			$ 399,203,000
Issued during the period			$ 114,772,000	$ 0
Options exercised during the year (in shares)			6,775	38,153
Options exercised during the year			$ 108,000	$ 607,000
Purchased and cancelled during the year (in shares)			(573,251)
Purchased and cancelled during the year			$ (9,200,000)
Share issue cost adjustment			1,557,000	0
Redemption of preferred shares			(9,200,000)
Balance		$ 399,203,000	532,673,000	399,203,000
Total share capital		399,203,000	532,673,000	$ 399,203,000
Issued capital [member]
Statement Line Items [Line Items]
Balance			$ 215,610,000
Issued during the year (in shares)			6,509,434	0
Issued during the period			$ 114,772,000	$ 0
Share issue cost adjustment			1,557,000	0
Balance		215,610,000	325,910,000	215,610,000
Total share capital		$ 215,610,000	$ 325,910,000	$ 215,610,000
Ordinary shares [member]
Statement Line Items [Line Items]
Issued during the period	$ 116,300,000
Share issue cost adjustment	$ 6,200,000
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Balance (in shares)			26,002,577	25,964,424
Balance			$ 215,610,000	$ 214,824,000
Options exercised during the year (in shares)			6,775	38,153
Options exercised during the year			$ 108,000	$ 786,000
Purchased and cancelled during the year (in shares)			(573,251)
Purchased and cancelled during the year			$ (6,137,000)	0
Redemption of preferred shares			$ (6,137,000)	$ 0
Balance (in shares)		26,002,577	31,945,535	26,002,577
Balance		$ 215,610,000	$ 325,910,000	$ 215,610,000
Total share capital		215,610,000	$ 325,910,000	$ 215,610,000
Series 1 preferred shares [member]
Statement Line Items [Line Items]
Share issue cost adjustment		$ 965,000
Redemption of preferred shares (in shares)		(1,461,460)
Series 1 preferred shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Balance (in shares)			0	1,461,460
Balance			$ 0	$ 13,647,000
Purchased and cancelled during the year			$ 0	$ (13,647,000)
Redemption of preferred shares (in shares)			0	(1,461,460)
Redemption of preferred shares			$ 0	$ (13,647,000)
Balance (in shares)		0	0	0
Balance		$ 0	$ 0	$ 0
Total share capital		$ 0	$ 0	$ 0